Other Expenses and Adjustments (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Other expenses and adjustments

	2019 $	2018 $	2017 $
Included in research and development expenses:
Realized foreign exchange (gain) loss	(39,362)	(1,995)	(120,794)
Unrealized non-cash foreign exchange loss (gain)	356,081	(608,111)	55,538
Non-cash share based compensation	561,420	680,541	230,141

Included in operating expenses
Depreciation - property and equipment	122,982	95,375	90,768
Depreciation - right-of-use assets	362,592	—	—
Non-cash share based compensation	908,733	735,292	348,562
Transaction cost, warrant derivative	233,143	—	—
Onerous lease contract	—	67,588	—
Amortization - lease incentive liability	—	8,189	—